United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  September 30, 2012

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

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						Toth Financial Advisory Corporation
                                                              FORM 13F
                                                         September 30, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579y101      418  4518.84 SH       Sole                                    4518.84
AFLAC, Inc.                    COM              001055102     4076 85135.18 SH       Sole                                   85135.18
Abbott Laboratories            COM              002824100     4761 69443.00 SH       Sole                                   69443.00
Alliance Bankshares Corporatio COM              018535104      240 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      288  8635.00 SH       Sole                                    8635.00
Apple Computer, Inc.           COM              037833100      330   494.23 SH       Sole                                     494.23
Aqua America Inc.              COM                             625 25258.00 SH       Sole                                   25258.00
BB & T Corporation             COM              054937107      418 12612.00 SH       Sole                                   12612.00
Bank America Corporation       COM              060505104      536 60649.04 SH       Sole                                   60649.04
Baxter International Inc.      COM              071813109      378  6275.00 SH       Sole                                    6275.00
Becton, Dickinson and Company  COM              075887109      371  4725.00 SH       Sole                                    4725.00
Brown-Forman Corporation       COM                             488  7476.00 SH       Sole                                    7476.00
CVS Corporation DEL            COM              126650100     4500 92936.00 SH       Sole                                   92936.00
Caterpillar Inc.               COM              149123101      344  4001.00 SH       Sole                                    4001.00
Celgene Corporation            COM              151020104      410  5365.00 SH       Sole                                    5365.00
China Networks International   COM              G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1598 29595.00 SH       Sole                                   29595.00
Cisco Systems, Inc.            COM              17275r102     2972 155667.00SH       Sole                                  155667.00
Clorox Company                 COM              189054109     2391 33179.00 SH       Sole                                   33179.00
Coca Cola Co                   COM              191216100     2903 76535.00 SH       Sole                                   76535.00
Colgate-Palmolive              COM              194162103     4179 38976.00 SH       Sole                                   38976.00
Corning, Inc.                  COM              219350105      343 26115.00 SH       Sole                                   26115.00
Disney Co. Walt HLDG Co.       COM              254687106      207  3960.00 SH       Sole                                    3960.00
Eagle Bancorp, Inc MD          COM                             710 42490.00 SH       Sole                                   42490.00
Eastman Chemical Co.           COM              277432100      285  5000.00 SH       Sole                                    5000.00
Ecolab Inc.                    COM                            1984 30607.00 SH       Sole                                   30607.00
Enersys                        COM                             282  8000.00 SH       Sole                                    8000.00
Equifax Inc.                   COM              294429105     1361 29213.00 SH       Sole                                   29213.00
Exxon-Mobil Corporation        COM              30231G102      790  8640.00 SH       Sole                                    8640.00
Fiserv, Inc.                   COM              337738108     2852 38522.00 SH       Sole                                   38522.00
Flextronics International LTD  COM              y2573f102     1173 195426.00SH       Sole                                  195426.00
GNC Holdings Inc.              COM                             326  8375.00 SH       Sole                                    8375.00
General Electric Company       COM              369604103     4704 207147.00SH       Sole                                  207147.00
General Mills, Inc.            COM              370334104     1179 29585.00 SH       Sole                                   29585.00
H.J. Heinz Company             COM              423074103     1824 32594.00 SH       Sole                                   32594.00
HSN Inc                        COM                             465  9475.00 SH       Sole                                    9475.00
Halliburton Company            COM              406216101      433 12865.00 SH       Sole                                   12865.00
Home Depot, Inc.               COM              437076102      326  5397.00 SH       Sole                                    5397.00
Hormel Foods Corporation       COM              440452100      603 20610.00 SH       Sole                                   20610.00
Intel Corporation              COM              458140100     1507 66500.00 SH       Sole                                   66500.00
International Business Machine COM              459200101     4941 23816.00 SH       Sole                                   23816.00
J.M. Smuckers Company New      COM              832696405      512  5930.00 SH       Sole                                    5930.00
Jabil Circut, Inc.             COM              466313103     1024 54707.00 SH       Sole                                   54707.00
Johnson & Johnson              COM              478160104     4247 61631.51 SH       Sole                                   61631.51
Kellogg                        COM              487836108      585 11327.00 SH       Sole                                   11327.00
Kimberly-Clark Corporation     COM              494368103     1596 18600.00 SH       Sole                                   18600.00
Kraft Foods, Inc. CL A         COM              50075n104     1391 33637.00 SH       Sole                                   33637.00
Mako Surgical Corporation      COM              560879108      702 40320.00 SH       Sole                                   40320.00
Manitowoc Company, Inc.        COM              563571108     1215 91045.00 SH       Sole                                   91045.00
McCormick & Co., Inc.          COM              579780206      700 11280.00 SH       Sole                                   11280.00
McDonalds Corporation          COM              580135101     1409 15356.00 SH       Sole                                   15356.00
Medtronic, Inc.                COM              585055106     3578 82983.68 SH       Sole                                   82983.68
Microsoft Corporation          COM              594918104     2253 75721.00 SH       Sole                                   75721.00
Oracle Corporation             COM              68389x105      924 29383.65 SH       Sole                                   29383.65
Patterson Companies            COM              703395103     1988 58059.00 SH       Sole                                   58059.00
Pepsico, Inc.                  COM              713448108     2935 41471.34 SH       Sole                                   41471.34
Perkinelmer, Inc.              COM              714046109      296 10055.00 SH       Sole                                   10055.00
Phillip Morris International   COM              718172109      777  8634.00 SH       Sole                                    8634.00
Procter & Gamble               COM              742718109     3076 44347.00 SH       Sole                                   44347.00
Quest Diagnostic, Inc.         COM              74834l100     1746 27522.00 SH       Sole                                   27522.00
Raymond James Financial, Inc.  COM              754730109      227  6200.00 SH       Sole                                    6200.00
Snap On, Inc.                  COM              833034101      529  7360.00 SH       Sole                                    7360.00
Stryker Corporation            COM              863667101     3657 65697.62 SH       Sole                                   65697.62
Sysco Corporation              COM              871829107     1826 58396.00 SH       Sole                                   58396.00
TransAtlantic Petroleum Ltd.   COM                              18 17300.00 SH       Sole                                   17300.00
Wal-Mart Stores                COM              931142103     4093 55454.00 SH       Sole                                   55454.00
Walgreen Co.                   COM              931422109     3490 95770.77 SH       Sole                                   95770.77
Zogenix Inc                    COM                             309 116950.00SH       Sole                                  116950.00
Consumer Discretionary (SPDR)                   81369y407     3931 84012.00 SH       Sole                                   84012.00
Consumer Staples (SPDR)                         81369Y308     1708 47665.00 SH       Sole                                   47665.00
DJ Internet (First Trust)                                      790 20815.00 SH       Sole                                   20815.00
DJ Transportation (iShares)                     464287192     2870 32956.00 SH       Sole                                   32956.00
DJ US Telecom (iShares)                                       2196 86030.00 SH       Sole                                   86030.00
Dow Industrials                                                392  5315.00 SH       Sole                                    5315.00
Emerging Markets (Vanguard)                     922042858     1578 37824.00 SH       Sole                                   37824.00
Energy (Vanguard)                               92204a306      229  2145.00 SH       Sole                                    2145.00
FTSE China 25 Index (iShares)                   464287184      300  8680.00 SH       Sole                                    8680.00
Financial (SPDR)                                81369y605     2084 133680.26SH       Sole                                  133680.26
Financials                                      74347R743     1277 20535.00 SH       Sole                                   20535.00
Global Infrastructure (Index)                   454090101      717 20340.00 SH       Sole                                   20340.00
Healthcare (SPDR)                               81369Y209     2049 51075.00 SH       Sole                                   51075.00
Industrials                                     74347R727      329  6507.00 SH       Sole                                    6507.00
Industrials (SPDR)                              81369y704     2851 78038.00 SH       Sole                                   78038.00
KBW Insurance (SPDR)                            78464a789      857 20257.00 SH       Sole                                   20257.00
MSCI Mexico Investable Mkt (iS                                 869 13295.00 SH       Sole                                   13295.00
MSCI Singapore (iShares)                        464286673      173 12890.00 SH       Sole                                   12890.00
MSCI South Korea (iShares)                                     194  3285.00 SH       Sole                                    3285.00
Materials (SPDR)                                81369y100     1332 36198.00 SH       Sole                                   36198.00
Mid-Cap (Vanguard)                              922908629     1323 16307.00 SH       Sole                                   16307.00
MidCap 400                                      74347R404      390  5605.00 SH       Sole                                    5605.00
Nasdaq Biotechnology (iShares)                  464287556     3073 21551.00 SH       Sole                                   21551.00
Preferred Stocks (PowerShares)                                1998 135195.00SH       Sole                                  135195.00
QQQ                                             74347r206     2571 42269.00 SH       Sole                                   42269.00
REIT (Vanguard)                                 922908553     3393 52226.00 SH       Sole                                   52226.00
Real Estate                                     74347R677     1082 16110.00 SH       Sole                                   16110.00
Retail (SPDR)                                                 2642 42106.00 SH       Sole                                   42106.00
Russell Microcap (iShares)                      464288869     2372 44898.00 SH       Sole                                   44898.00
S&P 500 (ProShares Ultra)                       74347r107     2528 41300.02 SH       Sole                                   41300.02
S&P Homebuilders (SPDR)                         78464a888     2908 117096.61SH       Sole                                  117096.61
Technology                                      74347R693     1154 14176.00 SH       Sole                                   14176.00
Technology (SPDR)                               81369y803     3147 102082.00SH       Sole                                  102082.00
Utilities (SPDR)                                81369Y886     2367 65058.00 SH       Sole                                   65058.00
Water Resources (PowerShares)                   73935x575      910 46680.00 SH       Sole                                   46680.00
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      162 20275.333SH       Sole                                  20275.333
American Funds EuroPacific GR                   298706409      241 6103.788 SH       Sole                                   6103.788
Forester Discovery                                             210 16137.605SH       Sole                                  16137.605
Growth Fund of America - Class                  399874882      960 28563.753SH       Sole                                  28563.753
Matthews Asia Dividend Fund                     577125107     1018 72141.183SH       Sole                                  72141.183
Metlife Stable Value                            000000000        0 28411.535SH       Sole                                  28411.535
Perkins MidCap Value INV Share                  471023598      373 16935.150SH       Sole                                  16935.150
RS Global Natural Resources Fu                  74972H705      374 9934.482 SH       Sole                                   9934.482
Vanguard Wellesley Income                       921938106      402 16413.522SH       Sole                                  16413.522
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Janus Aspen Balanced Portfolio                  000000000     2250 173205.1600SH     Sole                                173205.1600
Janus Aspen Series Flexible Bo                  000000000      169 11527.0990SH      Sole                                 11527.0990
Pimco VIT High Yield Portfolio                  000000000      248 13920.5940SH      Sole                                 13920.5940
Seligman Global Technology                      000000000      100 10617.3212SH      Sole                                 10617.3212
Seligman Global Technology                                     343 34438.8030SH      Sole                                 34438.8030
Fidelity VIP Equity Income                      000000000       65 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       99 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                122 DATA RECORDS              169321            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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